Equity-Based Compensation (Additional Information) (Details) - USD ($)					1 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 11, 2022	Mar. 11, 2022	Nov. 02, 2021	Oct. 19, 2021	Aug. 31, 2023	Jun. 30, 2023	May 31, 2023	Mar. 31, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Oct. 18, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average, term													9 years
Stock option exercise price				$ 13.09
Outstanding options, granted													2,700
Outstanding options, forfeited													600
Weighted average grant date fair value	$ 3.66	$ 3.99											$ 3.71
Stock options outstanding													6,100	4,100
Share based payment arrangement, not yet recognized, term													3 years
Weighted-Average Grant Date Fair Value Per Share, Forfeited													$ 11.24
Capitalized development costs													$ 100,000
Special dividend per share																$ 0.23
Weighted-average grant-date fair value per share, stock options outstanding													$ 12.09	$ 13.39
Stock option, exercise price, decrease			$ 0.23
Directors | Class A Common Stock
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Dividend Paid Date			Nov. 02, 2021
Employees
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expiration period													10 years
RSUs
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted					100,000	100,000	100,000	2,500,000					1,787
Vested, amount									$ 300,000	$ 100,000	$ 1,000,000	$ 200,000
Weighted average, term											2 years
Outstanding options, forfeited									100,000	200,000	200,000	300,000
Weighted average grant date fair value					$ 7.45	$ 7.68	$ 7.67	$ 7.17
Shares outstanding									4,100,000		4,100,000		2,600,000
Unrecognized compensation expense											$ 35,800,000
Equity-based compensation expense									$ 3,900,000	$ 2,300,000	$ 10,500,000	$ 6,000,000	$ 8,400,000	$ 800,000	$ 0
Unrecognized compensation expense													$ 26,600,000
RSUs | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted						100,000
Weighted average grant date fair value						$ 7.98
us-gaap_EmployeeStockOptionMember
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period								3 years					3 years
Vested, amount													$ 3,500,000
Weighted average, term								10 years	2 years
Stock option exercise price								$ 7.17	$ 0	$ 0	$ 0	$ 0
Outstanding options, granted	100,000	2,600,000		3,100,000		900,000		3,600,000
Outstanding options, forfeited									0	400,000	100,000	400,000
Weighted average grant date fair value								$ 3.3
Stock options outstanding									10,600,000		10,600,000		6,100,000
Unrecognized compensation expense											$ 25,400,000
Equity-based compensation expense									$ 2,800,000	$ 1,700,000	7,300,000	$ 4,600,000	$ 6,200,000	$ 800,000	0
Share based payment arrangement, not yet recognized, term													3 years
Unrecognized compensation expense													$ 19,100,000
Weighted-Average Grant Date Fair Value Per Share, Forfeited													$ 3.83
Weighted-average grant-date fair value per share, stock options outstanding													$ 3.82	$ 3.71
us-gaap_EmployeeStockOptionMember | Tranche One
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock option exercise price						$ 7.98
Outstanding options, granted						200,000
Weighted average grant date fair value						$ 3.22
us-gaap_EmployeeStockOptionMember | Tranche Two
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock option exercise price						$ 17
Outstanding options, granted						300,000
Weighted average grant date fair value						$ 1.87
us-gaap_EmployeeStockOptionMember | Tranche Three
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock option exercise price						$ 23
Outstanding options, granted						400,000
Weighted average grant date fair value						$ 1.44
Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock option exercise price	$ 8.22	$ 10.26		$ 15
Outstanding options, granted				1,000,000
Profit Interests
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation expense											1,600,000
Equity-based compensation expense									$ 1,000,000	$ 1,100,000	$ 3,000,000	$ 3,400,000	$ 4,500,000	$ 4,400,000	$ 4,300,000
Share based payment arrangement, not yet recognized, term											2 years		2 years
Unrecognized compensation expense													$ 4,500,000